CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from (used in) operating activities
Net loss for the period	$ (826,840)	$ (1,283,440)	$ (1,453,316)
Items not affecting cash:
Depreciation	2,508	2,822	3,518
(Gain) on disposal of equipment	(19,181)	0	(2,480)
Share-based payments	67,490	0	164,206
Write-down of exploration and evaluation assets	263,937	583,776	530,147
Changes in non-cash working capital items:
Receivables	(5,847)	1,577	3,463
VAT Receivables	(4,909)	(25,448)	(7,364)
Prepaid expenses	12,012	(7,302)	4
Accounts payable and accrued liabilities	14,631	7,283	64,806
Due to related parties	206,448	(116,291)	146,295
Net cash (used in) operating activities	(289,751)	(837,023)	(550,721)
Cash flows from (used in) investing activities
Sale / (purchase) of equipment	24,983	(1,702)	3,350
Exploration and evaluation assets	(474,387)	(390,633)	(315,710)
Net cash (used in) investing activities	(449,404)	(392,335)	(312,360)
Cash flows from (used in) financing activities
Proceeds from issuance of common shares	750,000	875,000	1,310,000
Proceeds from exercise of finder's warrants	15,500	22,188	0
Share issue costs	(57,272)	(54,415)	(67,291)
Net cash provided by financing activities	708,228	842,773	1,242,709
Effect of exchange rate changes on cash	208	2,204	25,071
Change in cash for the year	(30,719)	(384,381)	404,699
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	37,318	421,699	17,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 6,599	$ 37,318	$ 421,699